Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
PRC Subsidiary
Business Acquisition [Line Items]
Summary of Purchase Consideration on Acquisition Date	Details of the purchase consideration on the Acquisition Date are as follows:
RMB
Cash consideration	2,785,820
Contingent receivable	(13,503)
2,772,317

Summary of Fair Value of Assets Acquired and Liabilities Assumed on Acquisition Date	The following table summarizes the fair values of the assets acquired and liabilities assumed on the Acquisition Date:
RMB
Purchase consideration	2,772,317
Less:
Cash and cash equivalents	892,009
Restricted cash	14,771
Other current assets	304,495
Property and equipment, net	1,591,412
Customer relationships	372,025
Operating lease right-of-use assets	392,286
Other non-current assets	113,038
Other current liabilities	(670,648)
Deferred tax liabilities	(116,019)
Other non-current liabilities	(587,372)
Goodwill	466,320

Huailai Huizhi Construction Co. Ltd.
Business Acquisition [Line Items]
Summary of Fair Value of Assets Acquired and Liabilities Assumed on Acquisition Date	The following table summarizes the fair values of the assets acquired and liabilities assumed on the 2020 Acquisition Date:
RMB
Purchase consideration	39,612
Settlement of accounts payable due to Huizhi	(174,695)
Total purchase consideration	(135,083)
Less:
Cash and cash equivalents	16,008
Other current assets	24,085
Property and equipment, net	641
Other non-current assets	1,022
Current liabilities	(183,402)
Goodwill	6,563